Employees' Stock Incentive Plans Schedule of Weighted Average Black-Scholes Fair Value Assumptions (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.46%	2.75%	2.25%
Expected term	6 years 6 months	7 years 6 months	7 years 6 months
Expected volatility	31.20%	21.30%	19.60%
Expected dividend yield	5.30%	3.60%	2.80%
Weighted average grant date fair value per share	$ 4.11	$ 10.26	$ 14.24